Non-current assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest capitalized, Vessels under Construction	$ 2,423,717	$ 3,936,843
Vessels Scrap Value Per Lightweight Ton	$ 300	$ 300